Voyage Expenses (Schedule of Voyage Expenses Analysis) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Voyage Expenses [Abstract]
Total	$ 6,483	$ 6,064